UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008

Check here if Amendment [  ]; Amendment Number:   ____
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Elkhorn Partners Limited Partnership
Address: 2222 Skyline Drive
         Elkhorn, Nebraska 68022

Form 13F File Number:  28-12336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of
       Reporting Manager
Phone: (402) 289-3217

Signature, Place, and Date of Signing:

      /s/ Alan S. Parsow           Elkhorn, Nebraska       February 13, 2009
-----------------------------  -------------------------  ---------------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:  $45,043
                                       (thousands)

List of Other Included Managers:           NONE





                           FORM 13F INFORMATION TABLE

------------------------ ------------ ------------- ---------- ---------- ------ ------ ---------- --------- ----------------------
                          Title of                  Value       Shares/   SH/     Put/   Invstmt     Other      Voting Authority
                            Class                   (x$1000)    PRN Amt    PRN    Call   Dscretn    Managers
    Name of Issuer                       CUSIP
------------------------ ------------ ------------- ---------- ---------- ------ ------ ---------- --------- -------- ------- ------
                                                                                                               Sole    Shared  None
------------------------ ------------ ------------- ---------- ---------- ------ ------ ---------- --------- -------- ------- ------
American Express Co.         COM         025816109        202     10,900     SH                SOLE           10,900
Anglo American PLC          ADRS         03485P201        179     15,400     SH                SOLE           15,400
AVI Biopharma Inc.           COM         002346104         23     35,000     SH                SOLE           35,000
Berkshire Hathaway Inc. Del CL A         084670108      5,120         53     SH                SOLE               53
Berkshire Hathaway Inc. Del CL B         084670207      6,042      1,880     SH                SOLE            1,880
BMP Sunstone Corporation     COM         05569C105        516     92,700     SH                SOLE           92,700
Bristol Myers Squibb Co.     COM         110122108        716     30,800     SH                SOLE           30,800
Cadiz Inc.                   COM         127537207      1,001     80,000     SH                SOLE           80,000
CBS Corp. New               CL B         124857202        338     41,300     SH                SOLE           41,300
CME Group Inc.               COM         12572Q105        302      1,450     SH                SOLE            1,450
Comarco Inc.                 COM         200080109        555    693,398     SH                SOLE          693,398
Comcast Corp. New         CL A SPL       20030N200      1,462     90,500     SH                SOLE           90,500
Delcath Sys Inc.             COM         24661P104         54     45,480     SH                SOLE           45,480
Deluxe Corp.                 COM         248019101        194     13,000     SH                SOLE           13,000
Dow Chem Co.                 COM         260543103        216     14,300     SH                SOLE           14,300
Gencorp Inc                  COM         368682100        200     54,300     SH                SOLE           54,300
General Electric Co          COM         369604103        546     33,700     SH                SOLE           33,700
Healthcare Rlty TR           COM         421946104        676     28,800     SH                SOLE           28,800
Hollywood Media Corp         COM         436233100        342    341,882     SH                SOLE          341,882
Imergent Inc                 COM         45247Q100        239     57,600     SH                SOLE           57,600
Innodata Isogen Inc        COM NEW       457642205        937    374,775     SH                SOLE          374,775
International Business Mach  COM         459200101        320      3,800     SH                SOLE            3,800
Ishares Inc               MSCI JPN       464286848        105     11,000     SH                SOLE           11,000
JetBlue Awys Corp            COM         477143101         71     10,000     SH                SOLE           10,000
KKR Finl Hldgs LLC          REIT         48248A306        168    105,000     SH                SOLE          105,000
K Sea Transn Partners LP    LTDP         48268Y101      2,206    171,000     SH                SOLE          171,000
Level 3 Communications Inc   COM         52729N100        291    330,000     SH                SOLE          330,000
Lowes Cos Inc               COM         548661107        624     29,000     SH                SOLE           29,000
Martha Stewart Living       CL A         573083102        351    135,000     SH                SOLE          135,000
Meade Instruments Corp       COM         583062104          4     45,000     SH                SOLE           45,000
Microsoft Corp.              COM         594918104        369     19,000     SH                SOLE           19,000
Mortons Restaurant Grp Inc   COM         619430101        135     47,200     SH                SOLE           47,200
Mylan Inc                    COM         628530107        415     42,000     SH                SOLE           42,000
National Lampoon Inc         COM         636637100        161    220,072     SH                SOLE          220,072
New Frontier Media Inc       COM         644398109         29     17,000     SH                SOLE           17,000
NGas Resources Inc           COM         62912T103        308    188,000     SH                SOLE          188,000
NYSE Euronext                COM         629491101      1,082     39,500     SH                SOLE           39,500
Orbit Intl Corp            COM NEW       685559304        920    519,750     SH                SOLE          519,750
Osteotech Inc                COM         688582105         85     50,000     SH                SOLE           50,000
Penn Treaty Amer Corp        COM         707874400        173  2,302,700     SH                SOLE        2,302,700
Pfizer Inc                   COM         717081103        239     13,500     SH                SOLE           13,500
Playboy Enterprises Inc     CL A         728117201        622    195,129     SH                SOLE          195,129
Playboy Enterprises Inc     CL B         728117300        345    159,500     SH                SOLE          159,500
Pro Pharmaceuticals Inc      COM         74267T109          1     15,000     SH                SOLE           15,000
Reading International Inc   CL A         755408101         95     24,100     SH                SOLE           24,100
Rewards Network Inc          COM         761557107      4,133  1,595,768     SH                SOLE        1,595,768
SLM Corp                     COM         78442P106        276     31,000     SH                SOLE           31,000
SMF Energy Corp              COM         78453M109         20     80,000     SH                SOLE           80,000
Source Interlink Cos Inc     COM         836151209          4     26,601     SH                SOLE           26,601
Spacehab Inc                 COM         846243400          3     11,270     SH                SOLE           11,270
Student Loan Corp            COM         863902102      1,427     34,800     SH                SOLE           34,800
Taylor Devices Inc           COM         877163105        153     56,000     SH                SOLE           56,000
Time Warner Inc              COM         887317105        392     39,000     SH                SOLE           39,000
USG Corp                   COM NEW       903293405        615     76,500     SH                SOLE           76,500
Viacom Inc New              CL B         92553P201      1,349     70,800     SH                SOLE           70,800
Wal Mart Stores Inc          COM         931142103        280      5,000     SH                SOLE            5,000
Weyerhaeuser Co              COM         962166104        227      7,400     SH                SOLE            7,400
White Mtns Ins Group         COM         G9618E107      7,185     26,900     SH                SOLE           26,900
Ltd